Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Schedule of basic and diluted earnings per share

	Year Ended December 31,
Basic earnings per share	2023	2022	2021
Net income attributable to the shareholders of the Company	108,792	93,320	70,648
Weighted average number of outstanding common shares (thousands)	33,734	26,547	22,922
Basic earnings per common share (R$)	3.23	3.52	3.08

	Year Ended December 31,
Diluted earnings per share	2023	2022	2021
Net income attributable to the shareholders of the Company	108,792	93,320	70,648
Weighted average number of outstanding common shares (thousands)	36,602	28,849	24,436
Diluted earnings per common share (R$)	2.97	3.23	2.89